Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Computers and software [Member]
Significant Accounting Policies [Line Items]
Annual rates	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Annual rates	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Annual rates	15.00%